Annual Total Returns - Fidelity Flex Large Cap Value Fund [BarChart] - 04.30 Fidelity Flex Large Cap Value Fund PRO-06 - Fidelity Flex Large Cap Value Fund	Mar. 18, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 27, 2019
Fidelity Flex Large Cap Value Fund
Bar Chart Table:
Annual Return 2020	4.70%